Financial and capital management (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Fair value details of financial instruments measured at amortized cost
The following table provides the fair value details of other financial instruments measured at amortized cost in the statements of financial position.

					December 31, 2023		December 31, 2022

	CLASSIFICATION	FAIR VALUE METHODOLOGY	NOTE		CARRYING VALUE	FAIR VALUE	CARRYING VALUE	FAIR VALUE

Debt securities and other debt	Debt due within one year and long-term debt	Quoted market price of debt	24,	25	29,049	28,225	25,061	23,026

Disclosure of fair value measurement of assets
The following table provides the fair value details of financial instruments measured at fair value in the statements of financial position.

				FAIR VALUE
	CLASSIFICATION	NOTE	CARRYING VALUE OF ASSET (LIABILITY)	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OBSERVABLE MARKET DATA (LEVEL 2)(1)	NON-OBSERVABLE MARKET INPUTS (LEVEL 3)(2)
December 31, 2023
Publicly-traded and privately-held investments(3)	Other non-current assets	21	587	10	—	577
Derivative financial instruments	Other current assets, trade payables and other liabilities, other non-current assets and liabilities		(488)	—	(488)	—
Other	Other non-current assets and liabilities		147	—	216	(69)
December 31, 2022
Publicly-traded and privately-held investments(3)	Other non-current assets	21	215	9	—	206
Derivative financial instruments	Other current assets, trade payables and other liabilities, other non-current assets and liabilities		72	—	72	—
MLSE financial liability(4)	Trade payables and other liabilities	23	(149)	—	—	(149)
Other	Other non-current assets and liabilities		108	—	184	(76)
(1)Observable market data such as equity prices, interest rates, swap rate curves and foreign currency exchange rates.
(2)Non-observable market inputs such as discounted cash flows and revenue and earnings multiples. For certain privately-held investments, changes in our valuation assumption relating to revenue and earnings multiples may result in a significant increase (decrease) in the fair value of our level 3 financial instruments.
(3)Unrealized gains and losses are recorded in Other comprehensive (loss) income in the statements of comprehensive income and are reclassified from Accumulated other comprehensive loss to the deficit in the statements of financial position when realized.
(4)Represented BCE’s obligation to repurchase the Master Trust Fund's 9% interest in MLSE at a price not less than an agreed minimum price. In January 2023, BCE repurchased the interest in MLSE held by the Master Trust Fund for a cash consideration of $149 million.
Disclosure of fair value measurement of liabilities
The following table provides the fair value details of financial instruments measured at fair value in the statements of financial position.

				FAIR VALUE
	CLASSIFICATION	NOTE	CARRYING VALUE OF ASSET (LIABILITY)	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OBSERVABLE MARKET DATA (LEVEL 2)(1)	NON-OBSERVABLE MARKET INPUTS (LEVEL 3)(2)
December 31, 2023
Publicly-traded and privately-held investments(3)	Other non-current assets	21	587	10	—	577
Derivative financial instruments	Other current assets, trade payables and other liabilities, other non-current assets and liabilities		(488)	—	(488)	—
Other	Other non-current assets and liabilities		147	—	216	(69)
December 31, 2022
Publicly-traded and privately-held investments(3)	Other non-current assets	21	215	9	—	206
Derivative financial instruments	Other current assets, trade payables and other liabilities, other non-current assets and liabilities		72	—	72	—
MLSE financial liability(4)	Trade payables and other liabilities	23	(149)	—	—	(149)
Other	Other non-current assets and liabilities		108	—	184	(76)
(1)Observable market data such as equity prices, interest rates, swap rate curves and foreign currency exchange rates.
(2)Non-observable market inputs such as discounted cash flows and revenue and earnings multiples. For certain privately-held investments, changes in our valuation assumption relating to revenue and earnings multiples may result in a significant increase (decrease) in the fair value of our level 3 financial instruments.
(3)Unrealized gains and losses are recorded in Other comprehensive (loss) income in the statements of comprehensive income and are reclassified from Accumulated other comprehensive loss to the deficit in the statements of financial position when realized.
(4)Represented BCE’s obligation to repurchase the Master Trust Fund's 9% interest in MLSE at a price not less than an agreed minimum price. In January 2023, BCE repurchased the interest in MLSE held by the Master Trust Fund for a cash consideration of $149 million.
Change in allowance for doubtful accounts
The following table provides the change in allowance for doubtful accounts for trade receivables.

	NOTE	2023	2022
Balance, January 1		(129)	(136)
Additions		(126)	(109)
Usage and reversals		137	116
Balance, December 31	12	(118)	(129)
The following table provides the change in allowance for doubtful accounts for contract assets.

	NOTE	2023	2022
Balance, January 1		(19)	(20)
Additions		(40)	(20)
Usage and reversals		41	21
Balance, December 31		(18)	(19)
Current		(6)	(7)
Non-current		(12)	(12)
Balance, December 31	14	(18)	(19)

Details on trade receivables not impaired
The following table provides further details on trade receivables, net of allowance for doubtful accounts.

AT DECEMBER 31	2023	2022
Trade receivables not past due	3,158	3,215
Trade receivables past due
Under 60 days	421	434
60 to 120 days	209	253
Over 120 days	53	71
Trade receivables, net of allowance for doubtful accounts	3,841	3,973

Maturity analysis for recognized financial liabilities
The following table is a maturity analysis for recognized financial liabilities at December 31, 2023 for each of the next five years and thereafter.

AT DECEMBER 31, 2023	NOTE	2024	2025	2026	2027	2028	THERE- AFTER	TOTAL
Total debt, excluding lease liabilities	25	2,172	2,690	1,609	1,742	2,120	19,337	29,670
Lease liabilities (1)	25	1,245	1,034	673	403	334	2,041	5,730
Notes payable	24	207	—	—	—	—	—	207
Loan secured by receivables	24	1,588	—	—	—	—	—	1,588
Interest payable on long-term debt, notes payable and loan secured by receivables		1,301	1,133	1,060	1,019	962	10,548	16,023
Net (receipts) payments on cross currency interest rate swaps and interest rate swaps		(6)	18	(5)	(11)	(9)	(70)	(83)
Total		6,507	4,875	3,337	3,153	3,407	31,856	53,135
(1) Includes imputed interest of $873 million.

Details on outstanding foreign currency forward contracts and cross currency basis swaps
The following table provides further details on our outstanding foreign currency forward contracts and options as at December 31, 2023.

TYPE OF HEDGE	BUY CURRENCY	AMOUNT TO RECEIVE	SELL CURRENCY	AMOUNT TO PAY	MATURITY	HEDGED ITEM
Cash flow(1)	USD	1,207	CAD	1,609	2024	Loans
Cash flow	USD	150	CAD	201	2024	Commercial paper
Cash flow	USD	624	CAD	790	2024	Anticipated purchases
Cash flow	PHP	2,885	CAD	69	2024	Anticipated purchases
Cash flow	USD	495	CAD	645	2025	Anticipated purchases
Economic	USD	210	CAD	277	2024	Anticipated purchases
Economic - options(2)	USD	175	CAD	225	2024	Anticipated purchases
Economic - call options	USD	244	CAD	327	2024	Anticipated purchases
Economic - call options	CAD	225	USD	156	2024	Anticipated purchases
Economic - put options	USD	519	CAD	675	2024	Anticipated purchases
Economic	USD	120	CAD	158	2025	Anticipated purchases
Economic - options(2)	USD	65	CAD	85	2025	Anticipated purchases
Economic - call options	USD	540	CAD	694	2025	Anticipated purchases
Economic - put options	USD	360	CAD	461	2025	Anticipated purchases
(1)    Forward contracts to hedge loans secured by receivables under our securitization program. See Note 24, Debt due within one year, for additional information.
(2) Foreign currency options with a leverage provision and a profit cap limitation.

Summary of key ratios	The following table provides a summary of our key ratios.

AT DECEMBER 31	2023	2022
Net debt leverage ratio	3.48	3.30
Adjusted EBITDA to adjusted net interest expense ratio	6.94	8.50